Stockholders' Deficiency: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	6 Months Ended
Jun. 30, 2016
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights
	No. of broker warrants	Weighted Average Exercise Price
	#	$
As at December 31, 2015	271,742	1.2000
Adjustment*	53,503	(0.1970)
As at June 30, 2016	325,245	1.0030